FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	$ 377	$ (384)	$ 381
Comprehensive (loss) income attributable to Parent Company	(16,958)	7,143	(31,096)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	(17,335)	7,527	(31,477)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	377	(384)	381
Comprehensive (loss) income attributable to Parent Company	$ (16,958)	$ 7,143	$ (31,096)